Debt issued held at amortized cost	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 15

Debt issued measured at amortized cost

USD m 30.6.24 31.3.24 31.12.23
Short-term debt
1
34,944 32,435 37,285
Senior unsecured debt

39,685 16,078 18,450
of which: issued by UBS AG standalone with original maturity greater than one year
38,896 16,069 18,446
Covered bonds 8,583 2,513 1,006
Subordinated debt 715 3,019 3,008
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 537 538
Debt issued through the Swiss central mortgage institutions 27,010 9,743 10,035
Other long-term debt 1,583
Long-term debt
2
77,576 31,353 32,499
Total debt issued measured at amortized cost
3,4
112,520 63,788 69,784
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into

short-term and

long-term does

not consider

any early redemption

features.

3 Net of bifurcated

embedded derivatives,

the fair value

of which

was not

material for

the periods
presented.

4 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 92 % secured), 100 % of the balance was unsecured as of 30 June 2024.